Accounts receivable	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Accounts receivable

6. Accounts receivable

	As of	As of
	June 30, 2026	December 31, 2025
Accounts receivable	$5,761,466	$3,910,735
Less: Allowance for expected credit loss (Note 27 (c))	(331,761)	(331,761)
	$5,429,705	$3,578,974

(a) The Group’s credit term granted to customers is 60 to 90 days or partial receipt in advance. Receivables do not bear interest. The allowance for expected credit loss is determined based on the credit quality of customers.

(b) The ageing analysis of accounts receivable and that were past due:

	As of	As of
	June 30, 2026	December 31, 2025
Not past due	$984,881	$1,764,589
Up to 30 days	937,852	249,410
31 to 90 days	68,626	1,558,011
91 to 180 days	597,106	5,499
Over 180 days	2,841,240	1,465
	$5,429,705	$3,578,974

(c) As of June 30, 2026 and December 31, 2025, accounts receivable were all from contracts with customers.

(d) Without taking into account of any collateral held or other credit enhancements, the amount that best reflects the Group’s maximum exposure to credit risk in respect of the accounts receivable is the carrying amount at the end of each reporting period.

(e) No accounts receivable of the Group were pledged to others.